Taxes	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
TAXES

NOTE 11 — TAXES

Corporate Income Taxes (“CIT”)

The income before taxes by geographic area is as follows:

	For the year ended December 31,
	2024	2023	2022
(Loss) income before taxes:
China	$(773,090)	$1,403,006	$1,097,501
Japan	2,705,967	1,186,251	(82,873)
Cayman	(3,589,721)	(100)	(50,312)
Total (loss) income before taxes	$(1,656,844)	$2,589,157	$964,316

The components of the income tax provision are as follows:

	For the year ended December 31,
	2024	2023	2022

Current income tax expense	$549,008	$243,620	$568
Deferred income tax expense	(274,609)	11,950	33,739
Total provision for income taxes	$274,399	$255,570	$34,307

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the year ended December 31,
	2024	2023	2022
PRC statutory tax rate	$25.0%	$25.0%	$25.0%
Effect of different tax jurisdiction	(45.8)%	(2.3)%	2.8%
Effect of PRC preferential tax rate	-%	(5.4)%	(11.4)%
Research and development (“R&D”) tax credit	-%	(13.0)%	(18.9)%
Non-deductible items*	4.2%	5.6%	6.1%
Effective tax rate	$(16.6)%	$9.9%	$3.6%
*	Non-deductible items represent excess expenses and losses not deductible for PRC tax purpose.

The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Allowance for credit losses	$51,763	$56,931
Net operating losses	274,324	—
Total deferred tax assets	$326,087	$56,931

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets as at December 31, 2024 and 2023.

Taxes payable

Taxes payable consist of the following:

	December 31, 2024	December 31, 2023
Income tax payable	$111,313	$151,948
VAT payable	242,826	245,175
Other taxes payable	2,750	2,948
Total taxes payable	$356,889	$400,071